Financial Risk Management - Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Book Value [Member]
Non-current
Total		R$ 2,713,813	R$ 2,615,670
Non-current
Total		1,480,932	1,240,446
Book Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities		16,908
Receivables from sale of farm, net		235,419
Derivative operations	[1]	13,813
Derivative operations	[1]	15,796
Non-current
Receivables from sale of farm, net		521,210
Derivative operations	[1]	10,973
Book Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		103,659	67,192
Loans, financing and debentures	[2]	355,841	177,311
Accounts payable due to acquisition of farm		1,305
Non-current
Transactions with related parties		8,401	9,275
Loans, financing and debentures	[2]	529,678	504,627
Book Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		82,330	77,456
Derivative financial instruments	[1]		69,190
Derivative operations	[1]	13,520
Derivative operations	[1]	1,972
Accounts payable due to acquisition of farm		5,777	8,357
Non-current
Leases payable and associated liabilities		343,454	284,604
Derivative financial instruments	[1]		17,878
Derivative operations	[1]	202
Derivative operations	[1]	17,430
Accounts payable due to acquisition of farm		17,363	24,556
Book Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		125,614	153,132
Trade receivables, net		149,639	107,256
Non-current
Related-party transactions		2,822	2,968
Book Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		26,859	210,335
Biological assets		238,581
Non-current
Biological assets		32,345	26,930
Book Value [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Investment properties		1,323,834	1,267,828
Book Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities			22,941
Receivables from sale of farm, net			249,327
Derivative financial instruments	[1]		31,718
Non-current
Marketable securities			15,720
Receivables from sale of farm, net			520,758
Derivative financial instruments	[1]		6,757
Fair Value [Member]
Non-current
Total		5,005,816	4,189,498
Non-current
Total		1,480,932	1,240,446
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities		16,908
Receivables from sale of farm, net		235,419
Derivative operations	[1]	13,813
Derivative operations	[1]	15,796
Non-current
Receivables from sale of farm, net		521,210
Derivative operations	[1]	10,973
Fair Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		103,659	67,192
Loans, financing and debentures	[2]	355,841	177,311
Accounts payable due to acquisition of farm		1,305
Non-current
Transactions with related parties		8,401	9,275
Loans, financing and debentures	[2]	529,678	504,627
Fair Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		82,330	77,456
Derivative financial instruments	[1]		69,190
Derivative operations	[1]	13,520
Derivative operations	[1]	1,972
Accounts payable due to acquisition of farm		5,777	8,357
Non-current
Leases payable and associated liabilities		343,454	284,604
Derivative financial instruments	[1]		17,878
Derivative operations	[1]	202
Derivative operations	[1]	17,430
Accounts payable due to acquisition of farm		17,363	24,556
Fair Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		125,614	153,132
Trade receivables, net		149,639	107,256
Non-current
Related-party transactions		2,822	2,968
Fair Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		26,859	210,335
Biological assets		238,581
Non-current
Biological assets		32,345	26,930
Fair Value [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Investment properties		3,615,837	2,841,656
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities			22,941
Receivables from sale of farm, net			249,327
Derivative financial instruments	[1]		31,718
Non-current
Marketable securities			15,720
Receivables from sale of farm, net			520,758
Derivative financial instruments	[1]		6,757
Quoted Prices in Active Markets (Level 1) [Member]
Non-current
Total		156,335	222,404
Non-current
Total		13,722	71,307
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities		16,908
Receivables from sale of farm, net
Derivative operations	[1]	13,813
Derivative operations	[1]
Non-current
Receivables from sale of farm, net
Derivative operations	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures	[2]
Accounts payable due to acquisition of farm
Non-current
Transactions with related parties
Loans, financing and debentures	[2]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities
Derivative financial instruments	[1]		36,901
Derivative operations	[1]	13,520
Derivative operations	[1]
Accounts payable due to acquisition of farm			8,357
Non-current
Leases payable and associated liabilities
Derivative financial instruments	[1]		1,493
Derivative operations	[1]	202
Derivative operations	[1]
Accounts payable due to acquisition of farm			24,556
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents		125,614	153,132
Trade receivables, net
Non-current
Related-party transactions
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets
Biological assets
Non-current
Biological assets
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Investment properties
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities			22,941
Receivables from sale of farm, net
Derivative financial instruments	[1]		29,873
Non-current
Marketable securities			15,720
Receivables from sale of farm, net
Derivative financial instruments	[1]		738
Significant Observable Data (Level 2) [Member]
Non-current
Total		995,063	159,682
Non-current
Total		1,467,210	1,169,139
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net		235,419
Derivative operations	[1]	15,796
Non-current
Receivables from sale of farm, net		521,210
Derivative operations	[1]	10,973
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		103,659	67,192
Loans, financing and debentures	[2]	355,841	177,311
Accounts payable due to acquisition of farm		1,305
Non-current
Transactions with related parties		8,401	9,275
Loans, financing and debentures	[2]	529,678	504,627
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities		82,330	77,456
Derivative financial instruments	[1]		32,289
Derivative operations	[1]
Derivative operations	[1]	1,972
Accounts payable due to acquisition of farm		5,777
Non-current
Leases payable and associated liabilities		343,454	284,604
Derivative financial instruments	[1]		16,385
Derivative operations	[1]
Derivative operations	[1]	17,430
Accounts payable due to acquisition of farm		17,363
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents
Trade receivables, net		149,639	107,256
Non-current
Related-party transactions		2,822	2,968
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		26,859	14,664
Biological assets
Non-current
Biological assets		32,345	26,930
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Investment properties
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[1]		1,845
Non-current
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[1]		6,019
Significant Non-Observable Data (Level 3) [Member]
Non-current
Total		3,854,418	3,807,412
Non-current
Total
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net
Derivative operations	[1]
Derivative operations	[1]
Non-current
Receivables from sale of farm, net
Derivative operations	[1]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures	[2]
Accounts payable due to acquisition of farm
Non-current
Transactions with related parties
Loans, financing and debentures	[2]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Leases payable and associated liabilities
Derivative financial instruments	[1]
Derivative operations	[1]
Derivative operations	[1]
Accounts payable due to acquisition of farm
Non-current
Leases payable and associated liabilities
Derivative financial instruments	[1]
Derivative operations	[1]
Derivative operations	[1]
Accounts payable due to acquisition of farm
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash and cash equivalents
Trade receivables, net
Non-current
Related-party transactions
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets			195,671
Biological assets		238,581
Non-current
Biological assets
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Cost [Member]
Non-current
Investment properties		R$ 3,615,837	2,841,656
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Marketable securities
Receivables from sale of farm, net			249,327
Derivative financial instruments	[1]
Non-current
Marketable securities
Receivables from sale of farm, net			520,758
Derivative financial instruments	[1]

[1]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above
[2]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;